POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 29, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

The Board of Trustees of the Trust approved a change to the name and the Underlying Index for the PowerShares Value Line Industry Rotation Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares Morningstar StockInvestor Core Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Morningstar StockInvestor Core Index (the "Index"). The Index is compiled and calculated by Morningstar and comprised of approximately 50 stocks of high quality companies selected by Morningstar. Securities included in the Index are required to have market capitalizations in excess of $100 million, be listed on a major U.S. exchange and have underlying businesses with a Morningstar Economic Moat Rating of narrow or wide and a Morningstar Rating for stocks of at least 4-stars.

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-4-1 4/29/10

POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 29, 2010 TO THE PROSPECTUS
DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Board of Trustees of the Trust approved a change to the name and the Underlying Index for the PowerShares Value Line TimelinessTM Select Portfolio (the "Fund"), effective June 30, 2010. The Fund's name will be changed to the PowerShares S&P 500 High Quality Portfolio and the Fund will amend its current investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the S&P 500 High Quality Rankings Index (the "Index"). The Index is compiled and calculated by Standard & Poor's and was designed to provide exposure to the constituents of the S&P 500® Index that are identified by S&P Quality Rankings as high quality stocks. In connection with these changes, the Board also approved eliminating the Fund's current policy to normally invest at least 80% of its total assets in common stocks of companies that have the potential to outperform the U.S. equity market.

Please Retain This Supplement For Future Reference

P-PS-PRO-STK-4-2 4/29/10

POWERSHARES EXCHANGE-TRADED FUND TRUST (THE "TRUST")

SUPPLEMENT DATED APRIL 29, 2010 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio

Effective June 30, 2010, the name of the PowerShares Value Line Industry Rotation Portfolio will be changed to the PowerShares Morningstar StockInvestor Core Portfolio and all references to the PowerShares Value Line Industry Rotation Portfolio will be deleted and replaced with the PowerShares Morningstar StockInvestor Core Portfolio. In addition, the Underlying Index for the Fund will be changed from the Value Line Industry Rotation Index to the Morningstar StockInvestor Core Index and all references to the Value Line Industry Rotation Index will be deleted and replaced with the Morningstar StockInvestor Core Index.

Effective June 30, 2010, the name of the PowerShares Value Line TimelinessTM Select Portfolio will be changed to the PowerShares S&P 500 High Quality Portfolio and all references to the PowerShares Value Line TimelinessTM Select Portfolio will be deleted and replaced with the PowerShares S&P 500 High Quality Portfolio. In addition, the Underlying Index for the Fund will be changed from the Value Line Timeliness Select Index to the S&P 500 High Quality Rankings Index and all references to the Value Line Timeliness Select Index will be deleted and replaced with the S&P 500 High Quality Rankings Index.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-1 4/29/10